Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) (Total Shareholder Return Units [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	4.10%	4.15%	3.99%
Risk-free interest rate	1.15%	2.51%	2.34%
Expected stock price volatility	23.80%	25.55%	26.76%
Contractual term (years)	5 years 11 months 19 days	5 years 11 months 12 days	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years